Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS Short Duration High Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 76.3%
Communication Services 16.4%
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022	200,000	203,250
AMC Networks, Inc., 5.0%, 4/1/2024	140,000	144,025
Cablevision Systems Corp., 5.875%, 9/15/2022	200,000	210,000
CCO Holdings LLC:
144A, 4.0%, 3/1/2023	250,000	250,547
5.125%, 2/15/2023	60,000	60,948
5.25%, 9/30/2022	30,000	30,453
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	167,000	168,879
Series T, 5.8%, 3/15/2022	260,000	271,050
Series S, 6.45%, 6/15/2021	27,000	28,553
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021	150,000	150,000
Clear Channel Worldwide Holdings, Inc.:
Series B, 6.5%, 11/15/2022	65,000	66,219
144A, 9.25%, 2/15/2024	10,000	10,850
CommScope, Inc., 144A, 5.5%, 3/1/2024	60,000	61,575
DISH DBS Corp.:
5.0%, 3/15/2023	125,000	120,781
6.75%, 6/1/2021	115,000	120,606
7.875%, 9/1/2019	52,000	52,195
Entercom Media Corp., 144A, 7.25%, 11/1/2024	45,000	47,419
Intelsat Jackson Holdings SA, 144A, 9.5%, 9/30/2022	50,000	58,332
Level 3 Parent LLC, 5.75%, 12/1/2022	74,000	74,647
Netflix, Inc., 5.5%, 2/15/2022	105,000	110,381
Sirius XM Radio, Inc.:
144A, 3.875%, 8/1/2022	80,000	80,200
144A, 4.625%, 5/15/2023	50,000	50,500
144A, 4.625%, 7/15/2024 (a)	20,000	20,466
Sprint Communications, Inc.:
6.0%, 11/15/2022	80,000	83,400
7.0%, 8/15/2020	28,000	29,015
T-Mobile U.S.A., Inc., 6.5%, 1/15/2024	65,000	67,275
Univision Communications, Inc., 144A, 5.125%, 5/15/2023	65,000	63,537
Zayo Group LLC, 6.0%, 4/1/2023	50,000	51,125
		2,686,228
Consumer Discretionary 7.2%
Ally Financial, Inc., 4.125%, 3/30/2020	160,000	161,547
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	60,000	59,700
Dana Financing Luxembourg Sarl, 144A, 5.75%, 4/15/2025	20,000	20,525
Eldorado Resorts, Inc., 6.0%, 4/1/2025	85,000	89,356
Goodyear Tire & Rubber Co., 8.75%, 8/15/2020	5,000	5,263
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020	200,000	198,000
Lennar Corp., 4.75%, 4/1/2021	268,000	275,035
Mattel, Inc., 4.35%, 10/1/2020	250,000	251,562
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	28,000	28,385
Party City Holdings, Inc., 144A, 6.125%, 8/15/2023 (b)	20,000	20,150
Penske Automotive Group, Inc., 3.75%, 8/15/2020	40,000	40,000
TRI Pointe Group, Inc., 5.875%, 6/15/2024	20,000	20,644
		1,170,167
Consumer Staples 1.1%
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025	85,000	86,594
JBS USA LUX SA, 144A, 5.875%, 7/15/2024	52,000	53,495
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025	45,000	45,675
		185,764
Energy 15.8%
Antero Resources Corp.:
5.125%, 12/1/2022	100,000	96,000
5.375%, 11/1/2021	125,000	123,437
5.625%, 6/1/2023	50,000	48,260
Archrock Partners LP, 6.0%, 10/1/2022	40,000	40,500
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	110,000	111,512
Chesapeake Energy Corp., 4.875%, 4/15/2022	90,000	85,050
CNX Resources Corp., 5.875%, 4/15/2022	108,000	104,760
Continental Resources, Inc., 4.5%, 4/15/2023	37,000	38,875
Crestwood Midstream Partners LP, 6.25%, 4/1/2023	90,000	91,800
DCP Midstream Operating LP, 3.875%, 3/15/2023	115,000	115,862
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024	30,000	30,863
EnLink Midstream Partners LP, 4.4%, 4/1/2024	75,000	75,842
Genesis Energy LP, 6.75%, 8/1/2022	60,000	60,525
Gulfport Energy Corp., 6.625%, 5/1/2023	30,000	25,800
HighPoint Operating Corp., 7.0%, 10/15/2022	50,000	48,250
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024	150,000	149,250
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (b)	65,000	60,470
MEG Energy Corp., 144A, 6.375%, 1/30/2023	20,000	19,050
Nabors Industries, Inc.:
4.625%, 9/15/2021	57,000	55,575
5.0%, 9/15/2020	20,000	20,050
Newfield Exploration Co., 5.75%, 1/30/2022	102,000	109,171
NGPL PipeCo LLC, 144A, 4.375%, 8/15/2022	145,000	149,350
Oasis Petroleum, Inc.:
6.875%, 3/15/2022	35,000	34,913
6.875%, 1/15/2023	35,000	35,000
Parsley Energy LLC, 144A, 6.25%, 6/1/2024	110,000	114,400
Peabody Energy Corp., 144A, 6.0%, 3/31/2022	85,000	87,019
Precision Drilling Corp.:
6.5%, 12/15/2021	18,888	18,935
7.75%, 12/15/2023	35,000	35,690
Range Resources Corp., 5.0%, 8/15/2022	103,000	97,721
Southwestern Energy Co., 4.1%, 3/15/2022	20,000	19,450
Sunoco LP, 4.875%, 1/15/2023	90,000	91,913
Targa Resources Partners LP:
4.25%, 11/15/2023	145,000	145,000
5.25%, 5/1/2023	55,000	55,762
Whiting Petroleum Corp., 5.75%, 3/15/2021	93,000	93,697
WPX Energy, Inc., 6.0%, 1/15/2022	90,000	93,825
		2,583,577
Financials 3.8%
Ally Financial, Inc.:
3.875%, 5/21/2024	25,000	25,594
5.125%, 9/30/2024	50,000	54,000
CIT Group, Inc., 5.0%, 8/15/2022	195,000	206,908
CNO Financial Group, Inc., 5.25%, 5/30/2025	50,000	53,875
Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024	15,000	15,769
Navient Corp.:
6.625%, 7/26/2021	9,000	9,529
7.25%, 1/25/2022	210,000	226,537
Springleaf Finance Corp., 6.125%, 3/15/2024	30,000	32,250
		624,462
Health Care 7.6%
Avantor, Inc., 144A, 6.0%, 10/1/2024	50,000	53,200
Bausch Health Companies, Inc.:
144A, 6.125%, 4/15/2025	100,000	102,122
144A, 7.0%, 3/15/2024	185,000	196,581
Centene Corp., 4.75%, 5/15/2022	80,000	81,700
DaVita, Inc., 5.75%, 8/15/2022	100,000	101,000
HCA, Inc., 7.5%, 2/15/2022	269,000	296,572
Tenet Healthcare Corp.:
4.375%, 10/1/2021	59,000	59,959
6.0%, 10/1/2020	150,000	154,416
6.75%, 6/15/2023	45,000	45,169
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	92,000	87,285
Universal Health Services, Inc., 144A, 4.75%, 8/1/2022	55,000	55,481
		1,233,485
Industrials 6.3%
ADT Corp., 6.25%, 10/15/2021	182,000	192,465
Avolon Holdings Funding Ltd.:
144A, 5.125%, 10/1/2023	47,000	49,749
144A, 5.25%, 5/15/2024	22,000	23,505
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	102,000	103,402
144A, 6.0%, 10/15/2022	100,000	100,429
144A, 6.125%, 1/15/2023	50,000	50,687
Builders FirstSource, Inc., 144A, 5.625%, 9/1/2024	40,000	41,227
Colfax Corp.:
144A, 6.0%, 2/15/2024	30,000	31,725
144A, 6.375%, 2/15/2026	15,000	16,088
DAE Funding LLC:
144A, 4.5%, 8/1/2022	12,000	12,180
144A, 5.25%, 11/15/2021	30,000	31,163
GFL Environmental, Inc., 144A, 5.375%, 3/1/2023	40,000	39,600
Itron, Inc., 144A, 5.0%, 1/15/2026	45,000	46,012
Masonite International Corp., 144A, 5.625%, 3/15/2023	36,000	37,080
Moog, Inc., 144A, 5.25%, 12/1/2022	20,000	20,350
OI European Group BV, 144A, 4.0%, 3/15/2023	80,000	80,400
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	20,000	20,643
144A, 5.25%, 8/15/2022	67,000	70,739
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	15,000	15,263
TransDigm, Inc., 6.0%, 7/15/2022	50,000	50,500
		1,033,207
Information Technology 0.8%
NCR Corp., 5.0%, 7/15/2022	135,000	136,142
Materials 10.2%
AK Steel Corp., 7.5%, 7/15/2023	35,000	35,777
Ardagh Packaging Finance PLC, 144A, 4.25%, 9/15/2022	232,000	234,320
Ashland LLC, 4.75%, 8/15/2022	100,000	104,500
Berry Global, Inc., 5.5%, 5/15/2022	20,000	20,225
BWAY Holding Co., 144A, 5.5%, 4/15/2024	120,000	120,060
CF Industries, Inc.:
3.45%, 6/1/2023	50,000	50,175
7.125%, 5/1/2020	30,000	30,975
Chemours Co., 6.625%, 5/15/2023	110,000	113,781
Crown Americas LLC, 4.75%, 2/1/2026	40,000	41,100
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	395,000	396,481
Graphic Packaging International LLC, 4.75%, 4/15/2021	75,000	76,312
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	106,000	109,180
Mercer International, Inc., 6.5%, 2/1/2024	40,000	41,400
Reynolds Group Issuer, Inc., 6.875%, 2/15/2021	242,576	243,183
Steel Dynamics, Inc., 5.25%, 4/15/2023	40,000	40,700
		1,658,169
Real Estate 4.9%
CyrusOne LP, (REIT), 5.0%, 3/15/2024	160,000	164,400
Equinix, Inc., (REIT), 5.375%, 4/1/2023	120,000	122,400
Iron Mountain, Inc.:
(REIT), 5.75%, 8/15/2024	100,000	101,014
(REIT), 6.0%, 8/15/2023	100,000	102,750
MGM Growth Properties Operating Partnership LP, (REIT), 5.625%, 5/1/2024	110,000	118,525
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022	102,000	103,402
(REIT), 4.875%, 7/15/2022	50,000	50,631
Starwood Property Trust, Inc., (REIT), 3.625%, 2/1/2021	35,000	34,913
		798,035
Utilities 2.2%
AES Corp.:
4.0%, 3/15/2021	35,000	35,613
4.875%, 5/15/2023	135,000	137,368
5.5%, 4/15/2025	50,000	51,937
Calpine Corp., 5.375%, 1/15/2023	110,000	111,277
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	30,000	30,188
		366,383
Total Corporate Bonds (Cost $12,374,453)		12,475,619
Loan Participations and Assignments 20.5%
Senior Loans *
Communication Services 2.9%
Charter Communications Operating LLC, Term Loan B, 3-month USD LIBOR + 2.000%, 4.33%, 4/30/2025	197,000	197,000
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.938%, 2/2/2024	172,108	169,813
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.652%, 1/19/2024	100,000	100,062
		466,875
Consumer Discretionary 3.0%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.652%, 2/16/2024	98,447	97,873
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 5.152%, 12/22/2024	98,500	96,950
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.250%, 4.652%, 2/28/2025	67,054	66,052
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 4.154%, 10/25/2023	79,188	79,323
IAA Spinco Inc., Term Loan B, USD LIBOR + 2.250%, 5/22/2026 (c)	33,000	33,165
KAR Auction Services, Inc., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.875%, 3/9/2023	19,679	19,689
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.412%, 10/4/2023	98,492	97,677
		490,729
Consumer Staples 3.0%
Albertson's LLC, Term Loan B5, 3-month USD LIBOR + 3.000%, 5.311%, 12/21/2022	49,746	49,808
Energizer Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.75%, 12/17/2025	102,635	102,443
JBS USA Lux S.A., Term Loan B, 1-month USD LIBOR + 2.500%, 4.902%, 5/1/2026	174,563	174,513
Post Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.404%, 5/24/2024	59,672	59,469
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.402%, 6/27/2023	98,228	97,681
		483,914
Financials 1.0%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 1.750%, 4.133%, 1/15/2025	62,929	62,936
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.41%, 4/11/2025	98,494	97,397
		160,333
Health Care 1.7%
HCA, Inc., Term Loan B10, 3-month USD LIBOR + 2.000%, 4.33%, 3/13/2025	108,755	108,934
IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.33%, 1/17/2025	98,250	98,281
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.412%, 6/2/2025	78,715	78,773
		285,988
Industrials 2.6%
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.394%, 12/14/2023	98,990	97,585
Aramark Services, Inc., Term Loan B2, 3-month USD LIBOR + 1.750%, 4.08%, 3/28/2024	80,322	80,221
H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.383%, 10/20/2024	88,105	86,783
TransDigm, Inc., Term Loan E, 3-month USD LIBOR + 2.500%, 4.83%, 5/30/2025	74,063	72,481
XPO Logistics, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.402%, 2/24/2025	97,549	96,917
		433,987
Information Technology 3.3%
Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.152%, 3/1/2024	96,231	95,654
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.41%, 9/7/2023	295,500	294,332
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.404%, 4/26/2024	100,000	100,000
Science Applications International Corp., Term Loan B, 1-month USD LIBOR + 1.750%, 4.152%, 10/31/2025	49,750	49,501
		539,487
Materials 2.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.08%, 6/1/2024	98,997	97,977
Berry Global, Inc., Term Loan Q, 1-month USD LIBOR + 2.000%, 4.412%, 10/1/2022	93,920	93,397
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.402%, 3/31/2024	98,500	97,381
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 5.152%, 2/5/2023	98,237	97,649
		386,404
Utilities 0.6%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.83%, 1/15/2024	98,210	97,837
Total Loan Participations and Assignments (Cost $3,370,798)		3,345,554
	Shares	Value ($)
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (d) (e) (Cost $81,924)	81,924	81,924
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 2.40% (d) (Cost $439,217)	439,217	439,217
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $16,266,392)	100.0	16,342,314
Other Assets and Liabilities, Net	(0.0)	(719)
Net Assets	100.0	16,341,595

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (d) (e)
—	81,924 (f)	—	—	—	505	—	81,924	81,924
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 2.40% (d)
23,689	5,173,980	4,758,452	—	—	10,488	—	439,217	439,217
23,689	5,255,904	4,758,452	—	—	10,993	—	521,141	521,141

*	Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of June 30, 2019.
(a)	When-issued security.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $78,961, which is 0.5% of net assets.
(c)	All or a portion of the security reprensents unsettled loan commitments at June 30, 2019 where the rate will be determined at time of settlement.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$12,475,619	$—	$12,475,619
Loan Participations and Assignments	—	3,345,554	—	3,345,554
Short-Term Investments (g)	521,141	—	—	521,141
Total	$521,141	$15,821,173	$—	$16,342,314

(g)	See Investment Portfolio for additional detailed categorizations.